Provision for legal proceedings, Changes in provisions for contingencies (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in provisions [Abstract]
Beginning balance		R$ 245,539		R$ 185,616		R$ 123,306
Additions		98,004		83,852		113,155
Reversals		(33,151)		(17,383)		(44,961)
Payments		(10,794)		(6,546)		(5,884)
Tax Amnesty Program		(151,836)
Ending balance		147,762		245,539		185,616
Labor Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance		48,658	[1]	41,256	[1]	26,106
Additions		10,129		22,536		31,532
Reversals		(26,820)		(9,032)		(11,038)
Payments		(9,172)		(6,102)		(5,344)
Tax Amnesty Program		0
Ending balance	[1]	22,795		48,658		41,256
Tax Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance		195,316	[2]	141,950	[2]	95,416
Additions		79,264		60,141		75,529
Reversals		0		(6,775)		(28,995)
Payments		0		0		0
Tax Amnesty Program		(151,836)
Ending balance	[2]	122,744		195,316		141,950
Civil Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance		1,565		2,410		1,784
Additions		8,611		1,175		6,094
Reversals		(6,331)		(1,576)		(4,928)
Payments		(1,622)		(444)		(540)
Tax Amnesty Program		0
Ending balance		R$ 2,223		R$ 1,565		R$ 2,410

[1]	Primarily consists of law suits filed by former employees claiming severance payment, overtime, additional payment for transfers, among others, for individually significant amounts.
[2]	The Company recorded a provision for tax contingency regarding levy of taxes, substantially concerning Tax on Financial Transactions (IOF) and INSS. The amount was included in the tax amnesty program described in the Note 17.